Unpaid Loss and Loss Adjustment Expense - Activity (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid loss and LAE at beginning of period			$ 46.3	$ 28.2	$ 28.2	$ 13.1
Less: Reinsurance recoverable at beginning of period			36.3	18.5	18.5	11.3
Net unpaid loss and LAE at beginning of period			10.0	9.7	9.7	1.8
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year			47.3	44.1	54.8	47.3
Prior years			(0.3)	1.3	(0.1)	(1.5)
Total incurred	$ 17.5	$ 6.7	47.0	45.4	54.7	45.8	$ 15.2
Deduct: Paid losses and LAE, net of reinsurance, related to:
Current year			32.3	36.4	44.6	37.7
Prior years			6.3	11.0	11.0	0.2
Total paid			38.6	47.4	54.4	37.9
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	18.4	7.7	18.4	7.7	10.0	9.7	1.8
Reinsurance recoverable at end of period	55.6	32.0	55.6	32.0	36.3	18.5	11.3
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	$ 74.0	$ 39.7	$ 74.0	$ 39.7	$ 46.3	$ 28.2	$ 13.1